Quarterly Holdings Report
for
Fidelity® Large Cap Value Index Fund
January 31, 2025
LC2-NPRT3-0425
1.9871051.108
Common Stocks - 99.7%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Aptiv PLC	94,663	5,908,864
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (b)	65,425	753,042
Liberty Global Ltd Class C (b)	63,251	741,934

TOTAL BELGIUM		1,494,976
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
RenaissanceRe Holdings Ltd	20,688	4,811,615
BRAZIL - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
XP Inc Class A	148,021	2,020,487
CANADA - 0.1%
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
RB Global Inc (United States)	73,843	6,607,472
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp (United States)	54,462	1,453,590
TOTAL CANADA		8,061,062
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc	23,481	750,688
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)	15,832	936,304
IRELAND - 1.0%
Information Technology - 1.0%
IT Services - 1.0%
Accenture PLC Class A	253,199	97,468,955
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)	49,457	1,191,419
PUERTO RICO - 0.0%
Financials - 0.0%
Banks - 0.0%
Popular Inc	25,801	2,655,955
UNITED KINGDOM - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	170,722	5,130,196
UNITED STATES - 98.5%
Communication Services - 4.1%
Diversified Telecommunication Services - 1.4%
AT&T Inc	2,896,799	68,741,041
Frontier Communications Parent Inc (b)	99,004	3,540,383
Iridium Communications Inc	41,107	1,181,826
Verizon Communications Inc	1,700,495	66,982,498
		140,445,748
Entertainment - 1.3%
Electronic Arts Inc	106,594	13,101,469
Liberty Media Corp-Liberty Formula One Class A (b)	6,331	557,254
Liberty Media Corp-Liberty Formula One Class C (b)	54,195	5,186,462
Liberty Media Corp-Liberty Live Class A (b)	7,924	570,290
Liberty Media Corp-Liberty Live Class C (b)	18,656	1,372,895
Madison Square Garden Sports Corp Class A (b)	6,887	1,514,245
Playtika Holding Corp	28,132	201,706
Roku Inc Class A (b)	43,320	3,585,163
Take-Two Interactive Software Inc (b)	69,543	12,900,922
TKO Group Holdings Inc Class A (b)	27,461	4,262,222
Walt Disney Co/The	732,770	82,846,976
Warner Bros Discovery Inc (b)	979,074	10,221,533
		136,321,137
Interactive Media & Services - 0.0%
IAC Inc Class A (b)	29,939	1,267,318
Match Group Inc	103,671	3,701,055
TripAdvisor Inc Class A (b)	41,295	725,140
Trump Media & Technology Group Corp (b)(c)	11,267	358,966
ZoomInfo Technologies Inc (b)	121,481	1,250,039
		7,302,518
Media - 1.0%
Charter Communications Inc Class A (b)	37,848	13,076,106
Comcast Corp Class A	1,531,438	51,548,203
Fox Corp Class A	88,866	4,548,162
Fox Corp Class B	53,674	2,608,556
Interpublic Group of Cos Inc/The	149,971	4,299,669
Liberty Broadband Corp Class A (b)	5,166	392,771
Liberty Broadband Corp Class C (b)	33,467	2,565,580
New York Times Co/The Class A	64,841	3,520,866
News Corp Class A	153,313	4,311,162
News Corp Class B	45,993	1,455,678
Nexstar Media Group Inc	7,485	1,146,852
Omnicom Group Inc	78,078	6,776,390
Paramount Global Class A (c)	5,076	115,783
Paramount Global Class B (c)	235,702	2,564,438
Sirius XM Holdings Inc	86,830	2,084,788
		101,015,004
Wireless Telecommunication Services - 0.4%
T-Mobile US Inc	193,179	45,004,912
Consumer Discretionary - 6.0%
Automobile Components - 0.1%
BorgWarner Inc	87,828	2,801,713
Gentex Corp	93,291	2,418,103
Lear Corp	21,793	2,050,503
QuantumScape Corp Class A (b)(c)	145,148	750,415
		8,020,734
Automobiles - 0.4%
Ford Motor Co	1,583,934	15,966,055
General Motors Co	441,166	21,820,071
Harley-Davidson Inc	47,706	1,290,924
Lucid Group Inc Class A (b)(c)	398,049	1,098,615
Rivian Automotive Inc Class A (b)(c)	336,237	4,223,137
Thor Industries Inc (c)	20,516	2,109,865
		46,508,667
Broadline Retail - 0.2%
Dillard's Inc Class A (c)	1,239	579,988
eBay Inc	193,083	13,029,242
Etsy Inc (b)	15,685	861,263
Kohl's Corp (c)	44,419	586,775
Macy's Inc	110,557	1,722,478
Nordstrom Inc	40,261	974,316
Ollie's Bargain Outlet Holdings Inc (b)	24,584	2,741,362
		20,495,424
Distributors - 0.1%
Genuine Parts Co	56,091	6,520,579
LKQ Corp	104,573	3,909,984
		10,430,563
Diversified Consumer Services - 0.1%
ADT Inc	132,950	1,021,055
Bright Horizons Family Solutions Inc (b)	19,757	2,422,208
Grand Canyon Education Inc (b)	7,890	1,385,800
H&R Block Inc	45,054	2,491,937
Service Corp International/US	56,698	4,429,248
		11,750,248
Hotels, Restaurants & Leisure - 2.0%
Aramark	105,602	4,108,974
Booking Holdings Inc	815	3,861,111
Boyd Gaming Corp	25,578	1,960,554
Caesars Entertainment Inc (b)	85,166	3,070,234
Carnival Corp (b)	413,911	11,452,917
Choice Hotels International Inc	1,661	244,714
Darden Restaurants Inc	22,308	4,355,414
Domino's Pizza Inc	9,129	4,100,016
DoorDash Inc Class A (b)	18,110	3,419,711
Dutch Bros Inc Class A (b)	26,687	1,668,471
Hilton Worldwide Holdings Inc	47,057	12,049,886
Hyatt Hotels Corp Class A	14,140	2,237,372
Marriott International Inc/MD Class A1	92,544	26,892,361
Marriott Vacations Worldwide Corp	14,011	1,215,734
McDonald's Corp	272,150	78,569,705
MGM Resorts International (b)	92,368	3,184,849
Penn Entertainment Inc (b)	60,651	1,249,411
Planet Fitness Inc Class A (b)	15,591	1,686,323
Royal Caribbean Cruises Ltd	62,443	16,647,304
Starbucks Corp	102,413	11,027,832
Travel + Leisure Co	26,478	1,439,344
Vail Resorts Inc	2,409	409,819
Wendy's Co/The	35,338	524,063
Wyndham Hotels & Resorts Inc	27,883	2,928,273
Wynn Resorts Ltd	38,110	3,309,854
Yum! Brands Inc	70,011	9,136,436
		210,750,682
Household Durables - 0.8%
DR Horton Inc	117,693	16,700,638
Garmin Ltd	62,457	13,481,343
Leggett & Platt Inc	53,603	566,048
Lennar Corp Class A	94,682	12,426,066
Lennar Corp Class B (c)	4,653	585,301
Millrose Properties Inc (d)(e)	49,016	1,053,844
Mohawk Industries Inc (b)	21,150	2,586,645
Newell Brands Inc	167,438	1,667,682
NVR Inc (b)	1,159	9,290,753
PulteGroup Inc	82,248	9,358,177
SharkNinja Inc	21,408	2,393,628
Toll Brothers Inc	40,542	5,506,009
TopBuild Corp (b)	11,172	3,828,421
Whirlpool Corp	21,337	2,240,598
		81,685,153
Leisure Products - 0.1%
Brunswick Corp/DE	26,469	1,785,069
Hasbro Inc	7,079	409,449
Mattel Inc (b)	136,456	2,543,540
Polaris Inc (c)	20,755	990,014
YETI Holdings Inc (b)	24,099	897,929
		6,626,001
Specialty Retail - 1.8%
Advance Auto Parts Inc	23,986	1,163,321
AutoNation Inc (b)	10,255	1,933,580
AutoZone Inc (b)	592	1,983,324
Bath & Body Works Inc	88,404	3,324,874
Best Buy Co Inc	86,934	7,464,153
CarMax Inc (b)	58,040	4,970,546
Carvana Co Class A (b)	28,365	7,019,770
Dick's Sporting Goods Inc	20,523	4,926,546
Five Below Inc (b)	4,450	417,321
Floor & Decor Holdings Inc Class A (b)	26,884	2,691,088
GameStop Corp Class A (b)(c)	158,271	4,257,490
Gap Inc/The	81,866	1,970,515
Home Depot Inc/The	80,852	33,309,408
Lithia Motors Inc Class A	10,572	3,976,129
Lowe's Cos Inc	231,043	60,080,423
O'Reilly Automotive Inc (b)	1,820	2,355,844
Penske Automotive Group Inc	7,432	1,230,962
RH (b)	4,830	2,024,301
Ross Stores Inc	100,974	15,202,645
TJX Cos Inc/The	187,008	23,336,729
Ulta Beauty Inc (b)	2,536	1,045,212
Wayfair Inc Class A (b)(c)	38,447	1,859,681
Williams-Sonoma Inc	20,588	4,351,686
		190,895,548
Textiles, Apparel & Luxury Goods - 0.4%
Capri Holdings Ltd (b)	46,252	1,146,125
Carter's Inc (c)	14,288	770,409
Columbia Sportswear Co (c)	13,194	1,165,030
Crocs Inc (b)	18,890	1,928,102
NIKE Inc Class B	182,217	14,012,487
PVH Corp	22,376	2,004,890
Ralph Lauren Corp Class A	15,933	3,978,470
Skechers USA Inc Class A (b)	48,519	3,655,421
Tapestry Inc	93,724	6,836,229
Under Armour Inc Class A (b)	76,309	637,180
Under Armour Inc Class C (b)	76,327	574,742
VF Corp	141,106	3,664,523
		40,373,608
TOTAL CONSUMER DISCRETIONARY		627,536,628

Consumer Staples - 7.7%
Beverages - 1.0%
Boston Beer Co Inc/The Class A (b)	2,781	697,113
Brown-Forman Corp Class A	19,671	655,437
Brown-Forman Corp Class B	69,451	2,292,578
Coca-Cola Co/The	668,899	42,461,709
Coca-Cola Consolidated Inc	2,434	3,328,787
Constellation Brands Inc Class A	64,276	11,621,101
Keurig Dr Pepper Inc	451,925	14,506,793
Molson Coors Beverage Co Class B	68,915	3,773,096
Monster Beverage Corp (b)	57,751	2,813,051
PepsiCo Inc	116,501	17,555,536
		99,705,201
Consumer Staples Distribution & Retail - 2.5%
Albertsons Cos Inc	168,522	3,378,866
BJ's Wholesale Club Holdings Inc (b)	53,195	5,268,965
Casey's General Stores Inc	12,344	5,206,329
Dollar General Corp	88,612	6,296,769
Dollar Tree Inc (b)	81,562	5,982,573
Grocery Outlet Holding Corp (b)	38,154	617,712
Kroger Co/The	267,617	16,495,912
Maplebear Inc (b)	67,066	3,237,946
Performance Food Group Co (b)	52,815	4,769,723
Sysco Corp	75,142	5,479,355
Target Corp	186,669	25,743,522
US Foods Holding Corp (b)	92,378	6,552,372
Walgreens Boots Alliance Inc	288,775	2,968,606
Walmart Inc	1,751,410	171,918,406
		263,917,056
Food Products - 1.3%
Archer-Daniels-Midland Co	192,337	9,853,425
Bunge Global SA	56,011	4,264,117
Conagra Brands Inc	192,188	4,975,747
Darling Ingredients Inc (b)	63,953	2,395,679
Flowers Foods Inc	75,459	1,475,223
Freshpet Inc (b)	12,788	2,045,441
General Mills Inc	225,231	13,545,392
Hershey Co/The	50,579	7,548,916
Hormel Foods Corp	116,932	3,505,621
Ingredion Inc	26,422	3,605,018
JM Smucker Co	41,619	4,448,655
Kellanova	105,737	8,641,885
Kraft Heinz Co/The	358,538	10,698,774
Lamb Weston Holdings Inc	38,916	2,332,625
McCormick & Co Inc/MD	101,600	7,846,568
Mondelez International Inc	540,339	31,334,259
Pilgrim's Pride Corp (b)(c)	15,092	702,382
Post Holdings Inc (b)	19,188	2,036,998
Seaboard Corp	103	251,149
The Campbell's Company	77,431	3,002,000
Tyson Foods Inc Class A	113,446	6,408,565
		130,918,439
Household Products - 1.5%
Church & Dwight Co Inc	98,410	10,384,223
Colgate-Palmolive Co	147,549	12,792,498
Kimberly-Clark Corp	79,907	10,385,513
Procter & Gamble Co/The	739,837	122,805,544
Reynolds Consumer Products Inc	21,876	603,996
Spectrum Brands Holdings Inc	10,934	924,579
		157,896,353
Personal Care Products - 0.3%
BellRing Brands Inc (b)	51,851	4,010,675
Coty Inc Class A (b)	153,901	1,128,094
Estee Lauder Cos Inc/The Class A	59,420	4,957,411
Kenvue Inc	772,436	16,445,162
		26,541,342
Tobacco - 1.1%
Altria Group Inc	684,277	35,739,788
Philip Morris International Inc	627,297	81,674,069
		117,413,857
TOTAL CONSUMER STAPLES		796,392,248

Energy - 6.5%
Energy Equipment & Services - 0.5%
Baker Hughes Co Class A	402,603	18,592,207
Halliburton Co	355,583	9,252,270
NOV Inc (c)	156,268	2,258,072
Schlumberger NV	569,519	22,940,225
		53,042,774
Oil, Gas & Consumable Fuels - 6.0%
Antero Midstream Corp	84,618	1,357,273
Antero Resources Corp (b)	116,982	4,365,768
APA Corp	145,915	3,199,916
Cheniere Energy Inc	44,060	9,854,019
Chevron Corp	695,249	103,724,198
Chord Energy Corp	24,782	2,786,736
Civitas Resources Inc	28,673	1,455,441
ConocoPhillips	522,173	51,606,358
Coterra Energy Inc	294,424	8,161,433
Devon Energy Corp	251,235	8,567,114
Diamondback Energy Inc	76,077	12,504,016
DT Midstream Inc	39,159	3,958,192
EOG Resources Inc	229,468	28,864,780
Eqt Corp	222,960	11,397,715
Expand Energy Corp	93,042	9,453,067
Exxon Mobil Corp	1,811,017	193,470,947
Hess Corp	39,779	5,530,474
HF Sinclair Corp	62,366	2,250,165
Kinder Morgan Inc	781,975	21,488,673
Marathon Petroleum Corp	134,977	19,667,499
Matador Resources Co	43,799	2,540,342
New Fortress Energy Inc Class A (c)	15,096	226,440
Occidental Petroleum Corp	274,614	12,810,743
ONEOK Inc	235,375	22,871,389
Ovintiv Inc	106,187	4,483,215
Permian Resources Corp Class A	207,696	3,042,746
Phillips 66	166,518	19,627,477
Range Resources Corp	95,604	3,541,172
Valero Energy Corp	127,331	16,935,023
Viper Energy Inc Class A	29,476	1,382,424
Williams Cos Inc/The	490,915	27,211,418
		618,336,173
TOTAL ENERGY		671,378,947

Financials - 23.5%
Banks - 7.9%
Bank of America Corp	2,687,015	124,408,795
Bank OZK	42,873	2,177,520
BOK Financial Corp	9,131	1,008,244
Citigroup Inc	763,670	62,185,648
Citizens Financial Group Inc	180,228	8,573,446
Columbia Banking System Inc	84,101	2,346,418
Comerica Inc	53,462	3,599,062
Commerce Bancshares Inc/MO	49,734	3,322,231
Cullen/Frost Bankers Inc	23,716	3,306,010
East West Bancorp Inc	55,633	5,728,530
Fifth Third Bancorp	272,499	12,074,431
First Citizens BancShares Inc/NC Class A	4,832	10,653,062
First Hawaiian Inc	51,402	1,419,722
First Horizon Corp	214,867	4,703,439
FNB Corp/PA	143,487	2,251,311
Huntington Bancshares Inc/OH	582,329	10,016,059
JPMorgan Chase & Co	1,133,709	303,040,416
KeyCorp	373,257	6,711,161
M&T Bank Corp	67,028	13,488,715
Pinnacle Financial Partners Inc	30,564	3,813,470
PNC Financial Services Group Inc/The	160,204	32,192,994
Prosperity Bancshares Inc	36,179	2,894,320
Regions Financial Corp	370,561	9,130,623
Synovus Financial Corp	57,940	3,268,975
TFS Financial Corp	20,255	277,898
Truist Financial Corp	538,490	25,642,894
US Bancorp	629,063	30,056,630
Webster Financial Corp	68,829	4,146,259
Wells Fargo & Co	1,344,444	105,942,187
Western Alliance Bancorp	43,295	3,804,332
Wintrust Financial Corp	26,165	3,422,644
Zions Bancorp NA	58,317	3,374,222
		808,981,668
Capital Markets - 5.6%
Affiliated Managers Group Inc	11,839	2,225,022
Ameriprise Financial Inc	3,452	1,875,679
Bank of New York Mellon Corp/The	298,098	25,615,561
Blackrock Inc	59,571	64,068,611
Carlyle Group Inc/The	88,294	4,958,591
Cboe Global Markets Inc	42,545	8,693,220
Charles Schwab Corp/The	541,513	44,793,955
CME Group Inc Class A	145,040	34,304,861
Coinbase Global Inc Class A (b)	13,076	3,809,431
Evercore Inc Class A	14,464	4,212,929
FactSet Research Systems Inc	9,908	4,700,454
Franklin Resources Inc	114,950	2,556,488
Goldman Sachs Group Inc/The	90,518	57,967,727
Houlihan Lokey Inc Class A	19,193	3,487,752
Interactive Brokers Group Inc Class A	42,566	9,255,551
Intercontinental Exchange Inc	229,256	36,641,986
Invesco Ltd	147,354	2,833,617
Janus Henderson Group PLC	51,406	2,309,672
Jefferies Financial Group Inc	50,538	3,885,867
KKR & Co Inc Class A	193,468	32,322,699
Lazard Inc Class A	2,781	151,203
MarketAxess Holdings Inc	14,896	3,286,504
Morgan Stanley	440,783	61,017,591
MSCI Inc	12,907	7,702,510
Nasdaq Inc	166,139	13,679,885
Northern Trust Corp	79,030	8,874,279
Raymond James Financial Inc	74,172	12,496,499
Robinhood Markets Inc Class A (b)	270,994	14,078,138
S&P Global Inc	126,280	65,843,655
SEI Investments Co	40,290	3,488,308
State Street Corp	118,093	12,000,611
Stifel Financial Corp	40,030	4,637,476
T Rowe Price Group Inc	88,470	10,343,912
TPG Inc Class A	25,514	1,715,817
Tradeweb Markets Inc Class A	28,323	3,594,189
Virtu Financial Inc Class A	32,224	1,290,893
		574,721,143
Consumer Finance - 1.2%
Ally Financial Inc	95,634	3,726,857
American Express Co	141,513	44,923,302
Capital One Financial Corp	152,740	31,114,665
Credit Acceptance Corp (b)(c)	529	268,610
Discover Financial Services	100,861	20,282,138
OneMain Holdings Inc	45,520	2,528,181
SLM Corp	85,035	2,373,327
SoFi Technologies Inc Class A (b)	359,028	5,665,462
Synchrony Financial	156,815	10,817,099
		121,699,641
Financial Services - 4.7%
Affirm Holdings Inc Class A (b)	104,539	6,384,197
Apollo Global Management Inc	53,042	9,069,121
Berkshire Hathaway Inc Class B (b)	738,629	346,173,253
Block Inc Class A (b)	129,511	11,762,189
Corebridge Financial Inc	119,218	4,024,800
Euronet Worldwide Inc (b)	17,082	1,682,577
Fidelity National Information Services Inc	220,298	17,947,678
Fiserv Inc (b)	155,838	33,667,242
Global Payments Inc	102,669	11,586,197
Jack Henry & Associates Inc	29,249	5,091,958
MGIC Investment Corp	103,738	2,649,469
PayPal Holdings Inc (b)	404,580	35,837,696
Rocket Cos Inc Class A (b)(c)	55,978	705,323
UWM Holdings Corp Class A	11,798	71,141
Voya Financial Inc	39,647	2,814,541
Western Union Co/The	112,229	1,158,203
WEX Inc (b)	14,497	2,665,853
		493,291,438
Insurance - 4.0%
AFLAC Inc	225,080	24,169,090
Allstate Corp/The	89,428	17,199,687
American Financial Group Inc/OH	28,941	3,952,183
American International Group Inc	262,060	19,303,340
Aon PLC	79,205	29,370,798
Arch Capital Group Ltd	145,502	13,541,871
Arthur J Gallagher & Co	92,326	27,865,833
Assurant Inc	20,974	4,513,395
Assured Guaranty Ltd	20,277	1,918,204
Axis Capital Holdings Ltd	30,926	2,814,885
Brighthouse Financial Inc (b)	24,167	1,491,346
Brown & Brown Inc	53,946	5,645,988
Chubb Ltd	163,252	44,384,955
Cincinnati Financial Corp	61,746	8,462,289
CNA Financial Corp	8,818	432,611
Everest Group Ltd	14,524	5,047,235
Fidelity National Financial Inc	104,651	6,087,549
First American Financial Corp	40,299	2,547,703
Globe Life Inc	35,809	4,371,921
Hanover Insurance Group Inc/The	14,395	2,203,731
Hartford Financial Services Group Inc/The	116,755	13,024,020
Kemper Corp	24,451	1,642,618
Lincoln National Corp	68,615	2,412,503
Loews Corp	72,212	6,170,515
Markel Group Inc (b)	3,903	7,137,728
Marsh & McLennan Cos Inc	171,685	37,235,043
MetLife Inc	237,346	20,532,802
Old Republic International Corp	95,306	3,486,293
Primerica Inc	13,585	3,941,959
Principal Financial Group Inc	91,525	7,546,236
Progressive Corp/The	37,031	9,125,920
Prudential Financial Inc	144,987	17,508,630
Reinsurance Group of America Inc	26,489	6,035,784
RLI Corp	31,379	2,301,650
The Travelers Companies, Inc.	92,170	22,598,241
Unum Group	73,219	5,582,949
W R Berkley Corp	118,514	6,972,179
White Mountains Insurance Group Ltd	1,007	1,945,987
Willis Towers Watson PLC	40,618	13,386,271
		413,911,942
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
AGNC Investment Corp	328,034	3,270,499
Annaly Capital Management Inc	226,036	4,613,395
Rithm Capital Corp	209,143	2,407,236
Starwood Property Trust Inc	126,204	2,442,047
		12,733,177
TOTAL FINANCIALS		2,425,339,009

Health Care - 14.5%
Biotechnology - 2.2%
AbbVie Inc	406,081	74,678,296
Alnylam Pharmaceuticals Inc (b)	5,826	1,580,652
Amgen Inc	47,823	13,649,641
Biogen Inc (b)	58,756	8,456,751
BioMarin Pharmaceutical Inc (b)	76,149	4,824,801
Exact Sciences Corp (b)	44,515	2,495,066
Exelixis Inc (b)	18,843	624,645
Gilead Sciences Inc	503,596	48,949,531
GRAIL Inc (c)	10,626	321,755
Incyte Corp (b)	60,346	4,475,259
Ionis Pharmaceuticals Inc (b)	4,490	143,231
Moderna Inc (b)	130,355	5,138,594
Regeneron Pharmaceuticals Inc (b)	38,624	25,993,180
Roivant Sciences Ltd (b)	171,682	1,910,821
United Therapeutics Corp (b)	17,610	6,184,104
Vertex Pharmaceuticals Inc (b)	52,165	24,083,537
		223,509,864
Health Care Equipment & Supplies - 3.5%
Abbott Laboratories	697,967	89,290,919
Align Technology Inc (b)	12,513	2,741,723
Baxter International Inc	205,387	6,687,401
Becton Dickinson & Co	116,643	28,880,807
Boston Scientific Corp (b)	592,674	60,666,111
Cooper Cos Inc/The (b)	78,718	7,600,223
DENTSPLY SIRONA Inc	81,607	1,612,554
Edwards Lifesciences Corp (b)	195,088	14,134,126
Enovis Corp (b)	22,286	1,046,996
Envista Holdings Corp (b)	69,224	1,420,476
GE HealthCare Technologies Inc	166,165	14,672,370
Globus Medical Inc Class A (b)	45,150	4,186,308
Hologic Inc (b)	92,224	6,653,039
Masimo Corp (b)(c)	8,390	1,461,790
Medtronic PLC	517,979	47,042,853
QuidelOrtho Corp (b)	25,067	1,089,412
ResMed Inc	42,636	10,069,770
Solventum Corp	55,904	4,140,250
STERIS PLC	39,753	8,771,499
Stryker Corp	102,651	40,166,310
Teleflex Inc	18,728	3,375,535
Zimmer Biomet Holdings Inc	79,903	8,747,780
		364,458,252
Health Care Providers & Services - 3.8%
Acadia Healthcare Co Inc (b)	36,736	1,657,161
Amedisys Inc (b)	12,905	1,193,713
Cardinal Health Inc	39,884	4,932,055
Centene Corp (b)	203,569	13,034,523
Chemed Corp	5,376	3,021,312
Cigna Group/The	100,252	29,495,141
CVS Health Corp	508,964	28,746,287
Elevance Health Inc	78,812	31,185,908
Encompass Health Corp	39,907	3,961,568
HCA Healthcare Inc	56,387	18,602,635
Henry Schein Inc (b)	50,805	4,064,400
Humana Inc	48,629	14,259,482
Labcorp Holdings Inc	33,900	8,468,220
McKesson Corp	29,779	17,711,060
Molina Healthcare Inc (b)	8,437	2,618,929
Premier Inc Class A (c)	38,997	883,672
Quest Diagnostics Inc	44,766	7,301,335
Tenet Healthcare Corp (b)	38,352	5,403,413
UnitedHealth Group Inc	345,874	187,633,187
Universal Health Services Inc Class B	23,099	4,355,547
		388,529,548
Health Care Technology - 0.0%
Certara Inc (b)	48,428	689,130
Doximity Inc Class A (b)	45,761	2,704,475
		3,393,605
Life Sciences Tools & Services - 2.3%
10X Genomics Inc Class A (b)	14,067	211,005
Agilent Technologies Inc	115,837	17,551,622
Avantor Inc (b)	273,537	6,094,404
Azenta Inc (b)	19,349	1,045,813
Bio-Rad Laboratories Inc Class A (b)	7,620	2,749,906
Bio-Techne Corp	62,641	4,607,246
Bruker Corp	16,089	935,575
Charles River Laboratories International Inc (b)	20,599	3,393,891
Danaher Corp	260,465	58,015,974
Fortrea Holdings Inc (b)	32,351	543,820
Illumina Inc (b)	64,252	8,528,810
IQVIA Holdings Inc (b)	64,487	12,985,102
Mettler-Toledo International Inc (b)	8,511	11,612,749
QIAGEN NV (United States)	87,606	3,910,732
Repligen Corp (b)	19,254	3,200,207
Revvity Inc	49,618	6,258,318
Sotera Health Co (b)	60,908	835,049
Thermo Fisher Scientific Inc	154,098	92,112,081
Waters Corp (b)	9,270	3,851,500
West Pharmaceutical Services Inc	11,507	3,930,216
		242,374,020
Pharmaceuticals - 2.7%
Bristol-Myers Squibb Co	818,461	48,248,276
Elanco Animal Health Inc (b)	198,550	2,388,557
Jazz Pharmaceuticals PLC (b)	24,308	3,023,186
Johnson & Johnson	973,436	148,108,287
Organon & Co	103,859	1,616,046
Perrigo Co PLC	54,629	1,360,808
Pfizer Inc	2,287,824	60,673,092
Royalty Pharma PLC Class A	157,821	4,983,987
Viatris Inc	478,670	5,399,398
Zoetis Inc Class A	32,294	5,519,045
		281,320,682
TOTAL HEALTH CARE		1,503,585,971

Industrials - 14.6%
Aerospace & Defense - 3.4%
Boeing Co (b)	238,650	42,126,498
BWX Technologies Inc	29,265	3,304,896
Curtiss-Wright Corp	15,383	5,336,978
GE Aerospace	340,940	69,405,156
General Dynamics Corp	110,165	28,310,202
Hexcel Corp	32,826	2,140,255
Howmet Aerospace Inc	153,472	19,426,486
Huntington Ingalls Industries Inc	15,733	3,103,492
L3Harris Technologies Inc	76,389	16,195,232
Loar Holdings Inc	1,115	88,619
Lockheed Martin Corp	57,869	26,790,454
Northrop Grumman Corp	55,659	27,120,961
RTX Corp	536,560	69,189,412
Spirit AeroSystems Holdings Inc Class A (b)	40,873	1,390,091
Standardaero Inc (c)	19,026	510,658
Textron Inc	75,369	5,766,482
TransDigm Group Inc	17,526	23,718,637
Woodward Inc	23,740	4,397,835
		348,322,344
Air Freight & Logistics - 0.7%
CH Robinson Worldwide Inc	46,829	4,659,017
Expeditors International of Washington Inc	47,650	5,412,087
FedEx Corp	91,332	24,191,107
GXO Logistics Inc (b)	47,352	2,152,148
United Parcel Service Inc Class B	294,141	33,599,727
		70,014,086
Building Products - 1.1%
A O Smith Corp	47,787	3,216,065
Advanced Drainage Systems Inc	17,564	2,123,663
Allegion plc	35,264	4,680,591
Armstrong World Industries Inc	11,631	1,756,397
AZEK Co Inc/The Class A (b)	17,279	885,203
Builders FirstSource Inc (b)	42,004	7,026,429
Carlisle Cos Inc	15,739	6,129,711
Carrier Global Corp	338,434	22,126,816
Fortune Brands Innovations Inc	49,651	3,558,487
Hayward Holdings Inc (b)	57,572	867,034
Johnson Controls International plc	269,248	21,001,344
Masco Corp	86,926	6,891,493
Owens Corning	34,789	6,420,310
Simpson Manufacturing Co Inc	15,485	2,601,480
Trane Technologies PLC	60,194	21,835,374
		111,120,397
Commercial Services & Supplies - 0.4%
Cintas Corp	7,110	1,426,053
Clean Harbors Inc (b)	20,534	4,784,422
Copart Inc (b)	23,913	1,385,280
MSA Safety Inc	14,925	2,458,595
Republic Services Inc	82,790	17,954,667
Tetra Tech Inc	84,355	3,104,264
Veralto Corp	54,786	5,664,325
Vestis Corp	53,136	742,841
		37,520,447
Construction & Engineering - 0.3%
AECOM	53,946	5,688,066
API Group Corp (b)	91,713	3,498,851
EMCOR Group Inc	11,103	4,974,810
Everus Construction Group Inc	20,440	1,406,476
MasTec Inc (b)	25,265	3,665,699
Quanta Services Inc	40,660	12,507,423
Valmont Industries Inc	8,026	2,662,706
WillScot Holdings Corp (b)	51,003	1,890,171
		36,294,202
Electrical Equipment - 1.7%
Acuity Brands Inc	12,416	4,126,954
AMETEK Inc	93,119	17,186,043
Eaton Corp PLC	159,234	51,980,347
Emerson Electric Co	230,539	29,958,543
GE Vernova Inc	109,925	40,988,834
Generac Holdings Inc (b)	12,119	1,809,730
Hubbell Inc	21,595	9,134,901
nVent Electric PLC	66,615	4,335,970
Regal Rexnord Corp	26,770	4,249,202
Rockwell Automation Inc	41,975	11,687,099
Sensata Technologies Holding PLC	60,322	1,638,346
		177,095,969
Ground Transportation - 1.0%
Avis Budget Group Inc (b)	4,208	377,458
CSX Corp	777,628	25,560,632
JB Hunt Transport Services Inc	32,689	5,597,011
Knight-Swift Transportation Holdings Inc	63,104	3,602,607
Landstar System Inc	14,173	2,333,726
Lyft Inc Class A (b)	45,944	622,082
Norfolk Southern Corp	91,170	23,275,701
Ryder System Inc	16,764	2,672,349
Saia Inc (b)	4,444	2,133,609
Schneider National Inc Class B	18,699	556,295
U-Haul Holding Co (b)(c)	1,329	96,844
U-Haul Holding Co Class N	23,434	1,517,117
Union Pacific Corp	128,254	31,780,059
		100,125,490
Industrial Conglomerates - 0.7%
3M Co	178,604	27,183,529
Honeywell International Inc	222,193	49,709,018
		76,892,547
Machinery - 3.6%
AGCO Corp	25,098	2,620,984
Allison Transmission Holdings Inc	34,844	4,095,564
Caterpillar Inc	169,287	62,879,963
CNH Industrial NV Class A	352,046	4,534,352
Crane Co	19,721	3,358,881
Cummins Inc	55,109	19,632,581
Deere & Co	101,756	48,492,839
Donaldson Co Inc	48,418	3,446,877
Dover Corp	55,308	11,265,133
Esab Corp	22,803	2,823,924
Flowserve Corp	52,952	3,315,854
Fortive Corp	139,881	11,376,522
Gates Industrial Corp PLC (b)	95,486	1,975,605
Graco Inc	67,450	5,677,267
IDEX Corp	30,550	6,852,671
Illinois Tool Works Inc	73,805	19,127,304
Ingersoll Rand Inc	162,788	15,269,514
ITT Inc	33,225	5,017,640
Lincoln Electric Holdings Inc	16,047	3,189,823
Middleby Corp/The (b)	21,472	3,674,718
Nordson Corp	22,883	5,039,294
Oshkosh Corp	26,307	3,062,135
Otis Worldwide Corp	160,995	15,362,143
PACCAR Inc	207,486	23,006,048
Parker-Hannifin Corp	51,612	36,492,265
Pentair PLC	66,579	6,902,911
RBC Bearings Inc (b)	11,461	3,997,024
Snap-on Inc	20,864	7,409,850
Stanley Black & Decker Inc	61,982	5,458,755
Timken Co/The	26,071	2,092,719
Toro Co/The	41,387	3,446,295
Westinghouse Air Brake Technologies Corp	68,758	14,296,163
Xylem Inc/NY	97,469	12,090,055
		377,283,673
Marine Transportation - 0.0%
Kirby Corp (b)	23,394	2,553,455
Passenger Airlines - 0.4%
Alaska Air Group Inc (b)	50,600	3,706,450
American Airlines Group Inc (b)(c)	244,953	4,144,605
Delta Air Lines Inc	259,823	17,478,293
Southwest Airlines Co	240,962	7,399,943
United Airlines Holdings Inc (b)	132,030	13,974,055
		46,703,346
Professional Services - 0.8%
Amentum Holdings Inc	52,312	1,096,983
Automatic Data Processing Inc	11,942	3,618,545
Broadridge Financial Solutions Inc	4,104	977,655
CACI International Inc (b)	8,901	3,438,100
Clarivate PLC (b)(c)	164,803	893,231
Concentrix Corp	18,952	990,811
Dayforce Inc (b)(c)	54,305	3,841,536
Dun & Bradstreet Holdings Inc	121,846	1,498,706
Equifax Inc	39,590	10,878,540
FTI Consulting Inc (b)	14,182	2,770,454
Genpact Ltd	69,988	3,407,716
Jacobs Solutions Inc	49,715	6,966,563
KBR Inc	49,057	2,669,682
Leidos Holdings Inc	53,657	7,620,904
ManpowerGroup Inc	19,047	1,147,010
Parsons Corp (b)	18,429	1,460,867
Paychex Inc	83,154	12,279,351
Paycom Software Inc	7,607	1,578,909
Paycor HCM Inc (b)	29,682	656,862
Robert Half Inc	40,798	2,643,302
Science Applications International Corp	19,909	2,155,747
SS&C Technologies Holdings Inc	86,669	7,015,856
TransUnion	73,800	7,324,650
		86,931,980
Trading Companies & Distributors - 0.5%
Air Lease Corp Class A	42,083	1,944,235
Core & Main Inc Class A (b)	26,497	1,495,491
Fastenal Co	36,250	2,654,950
Ferguson Enterprises Inc	76,133	13,789,209
MSC Industrial Direct Co Inc Class A	18,476	1,485,654
SiteOne Landscape Supply Inc (b)	11,359	1,616,386
United Rentals Inc	20,019	15,175,603
Watsco Inc	13,946	6,674,416
Wesco International Inc	16,956	3,136,860
WW Grainger Inc	2,300	2,444,141
		50,416,945
TOTAL INDUSTRIALS		1,521,274,881

Information Technology - 8.3%
Communications Equipment - 1.3%
Ciena Corp (b)	58,044	5,057,954
Cisco Systems Inc	1,610,629	97,604,117
F5 Inc (b)	23,555	7,001,959
Juniper Networks Inc	131,336	4,578,373
Lumentum Holdings Inc (b)	27,411	2,331,580
Motorola Solutions Inc	34,836	16,346,793
Ubiquiti Inc (c)	929	374,889
		133,295,665
Electronic Equipment, Instruments & Components - 1.0%
Amphenol Corp Class A	198,725	14,065,756
Arrow Electronics Inc (b)	21,156	2,465,732
Avnet Inc	35,031	1,809,701
CDW Corp/DE	26,931	5,363,039
Cognex Corp (c)	65,576	2,616,482
Coherent Corp (b)	50,285	4,550,290
Corning Inc	309,157	16,100,897
Crane NXT Co	19,802	1,266,734
Ingram Micro Holding Corp	5,352	124,808
IPG Photonics Corp (b)	10,861	796,437
Jabil Inc	40,904	6,643,219
Keysight Technologies Inc (b)	70,283	12,534,973
Littelfuse Inc	9,844	2,346,416
TD SYNNEX Corp	30,390	4,330,879
Teledyne Technologies Inc (b)	18,671	9,547,042
Trimble Inc (b)	98,211	7,361,897
Vontier Corp	60,494	2,332,044
Zebra Technologies Corp Class A (b)	16,212	6,354,131
		100,610,477
IT Services - 1.4%
Akamai Technologies Inc (b)	60,049	5,998,895
Amdocs Ltd	45,274	3,992,714
Cognizant Technology Solutions Corp Class A	200,769	16,585,527
DXC Technology Co (b)	72,005	1,563,949
EPAM Systems Inc (b)	20,634	5,240,211
Globant SA (b)	4,207	897,437
IBM Corporation	370,185	94,656,305
Kyndryl Holdings Inc (b)	91,683	3,480,287
Okta Inc Class A (b)	36,106	3,401,907
Twilio Inc Class A (b)	49,480	7,252,778
VeriSign Inc (b)	31,390	6,748,850
		149,818,860
Semiconductors & Semiconductor Equipment - 2.9%
Advanced Micro Devices Inc (b)	220,862	25,608,949
Amkor Technology Inc	45,410	1,117,540
Analog Devices Inc	199,938	42,364,863
Applied Materials Inc	27,194	4,904,438
Astera Labs Inc (b)	41,426	4,201,425
Cirrus Logic Inc (b)	21,689	2,178,443
First Solar Inc (b)	43,002	7,203,695
GlobalFoundries Inc (b)	39,693	1,646,069
Intel Corp	1,719,563	33,411,109
Lattice Semiconductor Corp (b)	7,327	417,786
MACOM Technology Solutions Holdings Inc (b)	22,497	2,975,228
Marvell Technology Inc	318,048	35,894,897
Microchip Technology Inc	213,894	11,614,444
Micron Technology Inc	444,811	40,584,556
MKS Instruments Inc	25,374	2,874,367
ON Semiconductor Corp (b)	171,378	8,969,925
Onto Innovation Inc (b)	14,675	3,004,853
Qorvo Inc (b)	38,169	3,167,264
QUALCOMM Inc	27,939	4,831,491
Skyworks Solutions Inc	64,779	5,749,784
Teradyne Inc	5,603	648,771
Texas Instruments Inc	322,848	59,600,969
Universal Display Corp	9,320	1,397,254
Wolfspeed Inc (b)(c)	49,962	306,267
		304,674,387
Software - 1.3%
ANSYS Inc (b)	35,188	12,333,394
Aspen Technology Inc (b)	10,845	2,858,200
BILL Holdings Inc (b)	30,530	2,954,388
Ccc Intelligent Solutions Holdings Inc Class A (b)	182,412	2,026,597
Dolby Laboratories Inc Class A	23,584	1,974,688
DoubleVerify Holdings Inc (b)	25,535	526,276
Dropbox Inc Class A (b)	66,341	2,132,863
Fair Isaac Corp (b)	1,473	2,759,754
Fortinet Inc (b)	46,843	4,725,522
Gen Digital Inc	219,230	5,899,479
Guidewire Software Inc (b)	17,988	3,800,325
HashiCorp Inc Class A (b)	12,735	435,537
Informatica Inc Class A (b)	32,634	838,041
MicroStrategy Inc Class A (b)(c)	62,224	20,831,973
nCino Inc (b)	12,781	434,682
Nutanix Inc Class A (b)	72,259	4,968,890
PTC Inc (b)	18,764	3,630,459
Roper Technologies Inc	43,077	24,797,275
Salesforce Inc	56,681	19,367,898
SentinelOne Inc Class A (b)	94,422	2,261,407
Tyler Technologies Inc (b)	2,561	1,540,800
UiPath Inc Class A (b)	24,322	345,859
Unity Software Inc (b)(c)	67,818	1,505,560
Zoom Communications Inc Class A (b)	106,348	9,245,895
		132,195,762
Technology Hardware, Storage & Peripherals - 0.4%
Dell Technologies Inc Class C	92,323	9,564,663
Hewlett Packard Enterprise Co	523,347	11,089,723
HP Inc	294,512	9,571,640
NetApp Inc	45,872	5,600,971
Pure Storage Inc Class A (b)	15,862	1,075,284
Western Digital Corp (b)	139,351	9,075,931
		45,978,212
TOTAL INFORMATION TECHNOLOGY		866,573,363

Materials - 4.2%
Chemicals - 2.3%
Air Products and Chemicals Inc	89,548	30,021,862
Albemarle Corp	47,312	3,983,197
Ashland Inc	19,613	1,245,229
Axalta Coating Systems Ltd (b)	87,775	3,154,634
Celanese Corp	32,783	2,328,904
CF Industries Holdings Inc	69,986	6,453,409
Chemours Co/The	55,557	1,055,027
Corteva Inc	282,157	18,416,387
Dow Inc	283,900	11,086,295
DuPont de Nemours Inc	168,689	12,955,315
Eastman Chemical Co	47,158	4,699,295
Ecolab Inc	13,294	3,326,026
Element Solutions Inc	90,265	2,329,740
FMC Corp	50,211	2,800,770
Huntsman Corp	65,847	1,108,205
International Flavors & Fragrances Inc	103,140	8,982,463
Linde PLC	193,879	86,493,300
LyondellBasell Industries NV Class A1	104,996	7,948,197
Mosaic Co/The	129,020	3,598,368
NewMarket Corp	2,711	1,350,132
Olin Corp	47,351	1,386,911
PPG Industries Inc	93,257	10,759,993
RPM International Inc	39,675	5,022,855
Scotts Miracle-Gro Co/The	17,099	1,213,345
Sherwin-Williams Co/The	8,421	3,016,065
Westlake Corp	13,540	1,547,216
		236,283,140
Construction Materials - 0.5%
CRH PLC	277,154	27,446,561
Eagle Materials Inc	3,268	839,026
Martin Marietta Materials Inc	23,340	12,699,761
Vulcan Materials Co	39,601	10,856,614
		51,841,962
Containers & Packaging - 0.6%
Amcor PLC	580,027	5,637,862
AptarGroup Inc	26,617	4,182,862
Avery Dennison Corp	20,127	3,738,188
Ball Corp	119,036	6,630,305
Berry Global Group Inc	46,177	3,136,342
Crown Holdings Inc	47,148	4,142,423
Graphic Packaging Holding CO	119,752	3,284,797
International Paper Co	211,115	11,744,328
Packaging Corp of America	35,752	7,603,020
Sealed Air Corp	55,532	1,934,180
Silgan Holdings Inc	33,458	1,840,859
Smurfit WestRock PLC	208,490	11,068,734
Sonoco Products Co	39,515	1,882,495
		66,826,395
Metals & Mining - 0.8%
Alcoa Corp	99,497	3,514,234
ATI Inc (b)	49,757	2,840,627
Cleveland-Cliffs Inc (b)	131,011	1,341,553
Freeport-McMoRan Inc	577,401	20,699,827
MP Materials Corp (b)(c)	52,711	1,157,534
Newmont Corp	459,760	19,640,947
Nucor Corp	95,622	12,280,733
Reliance Inc	21,702	6,282,729
Royal Gold Inc	26,482	3,702,713
Steel Dynamics Inc	58,557	7,507,007
United States Steel Corp	89,852	3,311,046
		82,278,950
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp	7,639	893,533
TOTAL MATERIALS		438,123,980

Real Estate - 4.6%
Diversified REITs - 0.0%
WP Carey Inc	87,385	4,885,695
Health Care REITs - 0.6%
Alexandria Real Estate Equities Inc	69,863	6,801,163
Healthcare Realty Trust Inc	142,456	2,386,138
Healthpeak Properties Inc	281,756	5,821,079
Medical Properties Trust Inc (c)	238,889	1,120,389
Omega Healthcare Investors Inc	108,766	4,030,868
Ventas Inc	168,818	10,199,984
Welltower Inc	248,645	33,935,070
		64,294,691
Hotel & Resort REITs - 0.1%
Host Hotels & Resorts Inc	281,075	4,696,763
Park Hotels & Resorts Inc	82,065	1,107,057
		5,803,820
Industrial REITs - 0.6%
Americold Realty Trust Inc	114,604	2,504,097
EastGroup Properties Inc	19,809	3,360,003
First Industrial Realty Trust Inc	53,255	2,843,284
Lineage Inc (c)	24,813	1,488,780
Prologis Inc	372,847	44,462,005
Rexford Industrial Realty Inc	88,789	3,610,161
STAG Industrial Inc Class A	72,982	2,494,525
		60,762,855
Office REITs - 0.1%
BXP Inc	63,332	4,632,103
Cousins Properties Inc	64,939	1,982,588
Highwoods Properties Inc	42,137	1,255,261
Kilroy Realty Corp	47,170	1,840,573
Vornado Realty Trust	70,674	3,057,357
		12,767,882
Real Estate Management & Development - 0.4%
CBRE Group Inc Class A (b)	123,380	17,858,021
CoStar Group Inc (b)	163,712	12,540,339
Howard Hughes Holdings Inc (b)	12,471	952,410
Jones Lang LaSalle Inc (b)	13,147	3,717,972
Seaport Entertainment Group Inc (c)	3,182	84,673
Zillow Group Inc Class A (b)	18,804	1,489,277
Zillow Group Inc Class C (b)	62,414	5,131,679
		41,774,371
Residential REITs - 0.7%
American Homes 4 Rent Class A	136,153	4,714,978
AvalonBay Communities Inc	57,215	12,673,695
Camden Property Trust	41,727	4,744,777
Equity LifeStyle Properties Inc	76,125	4,982,381
Equity Residential	152,350	10,760,481
Essex Property Trust Inc	25,745	7,326,255
Invitation Homes Inc	246,819	7,688,412
Mid-America Apartment Communities Inc	46,830	7,145,321
Sun Communities Inc	49,740	6,292,110
UDR Inc	132,388	5,525,875
		71,854,285
Retail REITs - 0.6%
Agree Realty Corp	43,093	3,127,259
Brixmor Property Group Inc	120,827	3,148,752
Federal Realty Investment Trust	34,042	3,697,982
Kimco Realty Corp	265,654	5,963,932
NNN REIT Inc	75,226	2,963,152
Realty Income Corp	351,580	19,210,332
Regency Centers Corp	72,809	5,230,599
Simon Property Group Inc	97,091	16,880,241
		60,222,249
Specialized REITs - 1.5%
Crown Castle Inc	175,363	15,656,409
CubeSmart	90,226	3,762,424
Digital Realty Trust Inc	133,664	21,902,183
EPR Properties	30,104	1,387,794
Equinix Inc	36,789	33,612,638
Extra Space Storage Inc	84,359	12,991,286
Gaming and Leisure Properties Inc	105,031	5,082,450
Iron Mountain Inc	50,378	5,116,893
Lamar Advertising Co Class A	26,264	3,320,295
National Storage Affiliates Trust	28,125	1,044,843
Public Storage Operating Co	54,095	16,146,276
Rayonier Inc	65,094	1,701,557
SBA Communications Corp Class A	43,281	8,550,594
VICI Properties Inc	420,489	12,517,958
Weyerhaeuser Co	294,017	9,002,801
		151,796,401
TOTAL REAL ESTATE		474,162,249

Utilities - 4.5%
Electric Utilities - 3.0%
Alliant Energy Corp	103,334	6,084,306
American Electric Power Co Inc	212,745	20,925,598
Constellation Energy Corp	106,844	32,051,063
Duke Energy Corp	311,322	34,864,951
Edison International	153,445	8,286,030
Entergy Corp	171,967	13,943,084
Evergy Inc	89,801	5,762,530
Eversource Energy	144,358	8,326,569
Exelon Corp	403,602	16,144,080
FirstEnergy Corp	232,232	9,242,834
IDACORP Inc	21,431	2,356,124
NextEra Energy Inc	829,723	59,374,979
NRG Energy Inc	48,986	5,018,126
OGE Energy Corp	80,610	3,404,160
PG&E Corp	862,276	13,494,619
Pinnacle West Capital Corp	45,782	3,981,203
PPL Corp	297,905	10,009,608
Southern Co/The	441,853	37,093,560
Xcel Energy Inc	231,857	15,580,790
		305,944,214
Gas Utilities - 0.2%
Atmos Energy Corp	62,444	8,898,894
MDU Resources Group Inc	81,796	1,457,605
National Fuel Gas Co	36,741	2,572,972
UGI Corp	86,700	2,664,291
		15,593,762
Independent Power and Renewable Electricity Producers - 0.0%
AES Corp/The	286,049	3,146,539
Clearway Energy Inc Class A	13,786	338,170
Clearway Energy Inc Class C	33,131	859,087
		4,343,796
Multi-Utilities - 1.2%
Ameren Corp	107,319	10,109,450
CenterPoint Energy Inc	260,285	8,477,482
CMS Energy Corp	120,028	7,921,848
Consolidated Edison Inc	139,699	13,095,384
Dominion Energy Inc	338,062	18,792,867
DTE Energy Co	83,386	9,996,314
NiSource Inc	188,355	7,025,641
Public Service Enterprise Group Inc	201,145	16,803,653
Sempra	255,560	21,193,591
WEC Energy Group Inc	127,575	12,663,095
		126,079,325
Water Utilities - 0.1%
American Water Works Co Inc	78,675	9,806,052
Essential Utilities Inc	101,545	3,602,817
		13,408,869
TOTAL UTILITIES		465,369,966

TOTAL UNITED STATES		10,219,826,561
TOTAL COMMON STOCKS (Cost $8,161,840,968)		10,350,257,082

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/20/2025 (h) (Cost $1,078,481)	4.46	1,081,000	1,078,831

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.37	20,994,353	20,998,552
Fidelity Securities Lending Cash Central Fund (i)(j)	4.37	42,450,912	42,455,157
TOTAL MONEY MARKET FUNDS (Cost $63,453,709)			63,453,709

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $8,226,373,158)	10,414,789,622
NET OTHER ASSETS (LIABILITIES) - (0.3)% (f)	(29,519,488)
NET ASSETS - 100.0%	10,385,270,134

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	50	Mar 2025	15,168,125	459,440	459,440
CME E-mini S&P MidCap 400 Index Contracts (United States)	53	Mar 2025	17,225,000	598,561	598,561

TOTAL FUTURES CONTRACTS					1,058,001
The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Level 3 security
(f)	Includes $566,971 of cash collateral to cover margin requirements for futures contracts.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,078,832.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	70,417,559	751,620,139	801,039,515	877,154	369	-	20,998,552	20,994,353	0.0%
Fidelity Securities Lending Cash Central Fund	43,309,594	307,535,735	308,390,172	345,311	-	-	42,455,157	42,450,912	0.2%
Total	113,727,153	1,059,155,874	1,109,429,687	1,222,465	369	-	63,453,709	63,445,265

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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